General and administrative expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
General and administrative expenses
General and administrative expenses
9.	General and administrative expenses

The following table summarizes general and administrative expenses for the three and six months ended June 30, 2021 and 2020:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Employee benefits expenses	(2,696)	(450)	(1,618)	(248)
Professional fees	(3,401)	(36)	(1,994)	(7)
Other operating expenses	(1,541)	(77)	(1,217)	(50)
	(7,638)	(563)	(4,829)	(305)

10. General and administrative expenses

The following table summarizes general and administrative expenses for the years ended December 31, 2020 and 2019:

	2020	2019
Employee benefits expenses	(1,045)	(1,002)
Professional fees	(1,473)	(278)
Other operating expenses	(183)	(421)
	(2,701)	(1,701)